PREFERRED STOCK (Details) (Predecessor, USD $)	Sep. 07, 2012
Predecessor
Equity [Line Items]
Preferred stock, shares authorized (in shares)	20,000,000
Preferred stock, par value (in dollars per share)	$ 0.01